10-Q (LOSS) EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE	(LOSS) EARNINGS PER SHARE
Basic (loss) or earnings per share represents net loss or income attributable to ordinary stockholders divided by the weighted average number of common stock outstanding during the reported period. Treasury stock is excluded from the weighted average number of shares of common stock outstanding. Diluted (loss) or earnings per common share attributable to common shareholders is calculated to give effect to all potentially dilutive common shares that were outstanding during the reporting period, except in periods when there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect. The dilutive effect of outstanding equity-based compensation awards is reflected in diluted earnings or loss per common share applicable to common shareholders by application of the treasury stock method using average market prices during the period.
The shares issuable upon exercise of the Public Warrants or Private Warrants will not impact the total dilutive weighted average shares outstanding unless and until the price of our common stock exceeds the respective strike price. If and when the price of our common stock exceeds the respective strike price of any of the warrants, we will include the dilutive effect of the additional shares that may be issued upon exercise of the warrants in total dilutive weighted average shares outstanding, which we calculate using the treasury stock method.
The table below illustrates the reconciliation of the earnings or loss and number of shares used in our calculation of basic earnings or loss per share attributable to common shareholders:

	Three Months Ended March 31,
	2024	2023
Net (loss) income attributable to common stockholders for basic and diluted (loss) earnings per share	$(1,348,745)	$8,085,503
Weighted-average common shares outstanding for basic and diluted (loss) earnings per share	63,027,246	50,369,350
(Loss) earnings per share:
Basic and diluted (loss) earnings per share	$(0.02)	$0.16
EARNINGS PER SHARE
Basic earnings per share represents income available to ordinary stockholders divided by the weighted average number of common stock outstanding during the reported period. Treasury stock is excluded from the weighted average number of shares of common stock outstanding. During 2023, we repurchased 146,650 shares of our common stock. Net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. The Company has not considered the effect of the Public and Private Placement Warrants to purchase an aggregate of 26,150,000 shares in the calculation of diluted income per ordinary share, since the average market price of the Company’s Class A common stock for the year ended December 31, 2023 was below the warrants’ $11.50 exercise price. We compute diluted earnings per share using the weighted average number of common shares outstanding plus the dilutive effect of outstanding RSUs computed using the treasury stock method.
Basic and diluted weighted average shares outstanding and earnings per share were as follows:

	For Years Ended December 31,
	2023	2022
Net income attributable to common stockholders (same for diluted earnings per share)	$9,516,626	$31,682,275
Weighted-average common shares outstanding for basic earnings per share	56,951,414	50,369,350
Restricted stock units	816,484	—
Shares used for diluted earnings per share	57,767,898	50,369,350
Earnings per share:
Basic earnings per share	$0.17	$0.63
Diluted earnings per share	$0.16	$0.63